Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Disclosure of summarized balance sheet information related to noncontrolling interest [Table Text Block]
	December 31, 2023	December 31, 2022
Balance, beginning of the year	$9,162	$-
Sale of non-controlling interest	-	9,937
Net income (loss) attributable to NCI	(2,015)	(775)
Balance, end of the year	$7,147	$9,162

Disclosure of reconciliation of noncontrolling interest [Table Text Block]
	December 31, 2023	December 31, 2022
Current assets	$1,713	$11,742
Non-current assets	19,508	15,344
Total assets	$21,221	$27,086
Current liabilities	(383)	(374)
Total Liabilities	$(383)	$(374)

Disclosure of movements in vanadium assets [Table Text Block]
	December 31, 2023	December 31, 2022
Balance, beginning of the year	$14,510	$-
Additions	10,944	14,510
Disposals	(1,918)	-
Write down (note 3(c) 2 and 6)	(4,862)	-
Balance, end of the year	$18,674	$14,510